Intangible Assets, Net (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets, Net [Abstract]
Schedule of Intangible Assets

As of June 30, 2026 and December 31, 2025, intangible assets consisted of the following:

	As of June 30, 2026	As of December 31, 2025
Intangible assets	$69,410	$56,958
Less: accumulated amortization	(25,695)	(20,991)
Less: accumulated impairment	(1,270)	(1,233)
	$42,445	$34,734

Schedule of Amortization Amount of Intangible Asset	The following is a schedule, by period/fiscal years, of amortization amount of intangible asset as of June 30, 2026:

For the six months ending December 31, 2026	$4,443
For the twelve months ending December 31, 2027	8,886
For the twelve months ending December 31, 2028	8,509
For the twelve months ending December 31, 2029	7,534
For the twelve months ending December 31, 2030 and thereafter	13,073
Total	$42,445